October 5, 2005

Securities and Exchange Commission
450 Fifth Street, N.W. (Mail Stop 5-6)
Washington, D.C. 20549-1004

ATTN: Document Control - Edgar

RE:      IDS Life of New York Account 8 ("Registrant")

         IDS Life of New York Variable Universal Life IV/ IDS Life of New York Variable Universal Life IV - Estate Series and IDS Life of New York Variable Universal Life III
         File Nos. 333-44644/811-5213

         IDS Life of New York Succession Select Variable Life Insurance File Nos. 333-42257/811-5213

         IDS Life of New York Variable Universal Life
         File Nos. 33-15290/811-5213

Dear Commissioners:

Registrant certifies that the form of supplement to the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent supplement has been filed electronically.

If you have any questions concerning this filing, please contact Simone Pepper at (612) 671-2847 or me at (612) 671-3678.


Sincerely,



/s/ Mary Ellyn Minenko
-------------------------
    Mary Ellyn Minenko
    Assistant General Counsel and Assistant Secretary
    IDS Life Insurance Company of New York